Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Tax Effects Allocated to Each Component of Other Comprehensive (Loss) Income

The tax effects allocated to each component of other comprehensive (loss) income are as follows:

Years Ended December 31,	2013	2012	2011
Foreign currency translation adjustment	$(16,365)	$(3,191)	$—
Unrealized gain on available-for-sale securities	39	63	6
Income tax expense	(15)	(28)	(3)

Unrealized gain on available-for-sale securities, net of tax	24	35	3

Unrealized gain on derivative instrument	—	—	384
Income tax expense	—	—	(146)

Unrealized gain on derivative instrument, net of tax	—	—	238

Other comprehensive (loss) income	$(16,341)	$(3,156)	$241

Schedule of Accumulated Other Comprehensive Loss

The changes in accumulated other comprehensive loss, net of tax, are as follows:

Years Ended December 31,	2013	2012	2011
Foreign currency translation adjustment:
Beginning balance	$(1,785)	$—	$—
Current period other comprehensive loss	(9,396)	(1,785)	—

Ending balance	(11,181)	(1,785)	—

Available-for-sale securities:
Beginning balance	(317)	(352)	(355)
Current period other comprehensive income	24	35	3

Ending balance	(293)	(317)	(352)

Derivative instrument:
Beginning balance	—	—	(238)
Current period other comprehensive income	—	—	238

Ending balance	—	—	—

Accumulated other comprehensive loss, net of tax	$(11,474)	$(2,102)	$(352)